Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2021

TQG-QTLY-0921
1.804874.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 13.0%
Entertainment - 0.5%
Sea Ltd. ADR (a)	69,000	$19,055,040
Interactive Media & Services - 12.5%
Alphabet, Inc. Class A (a)	88,600	238,735,357
Facebook, Inc. Class A (a)	581,000	207,010,300
Twitter, Inc. (a)	290,000	20,227,500
		465,973,157

TOTAL COMMUNICATION SERVICES		485,028,197

CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 3.8%
Caesars Entertainment, Inc. (a)	1,611,000	140,736,960
Penn National Gaming, Inc. (a)	24,654	1,685,841
		142,422,801
Household Durables - 1.0%
Garmin Ltd.	239,000	37,570,800
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	52,000	173,034,680
Specialty Retail - 3.9%
Lowe's Companies, Inc.	472,000	90,949,680
Ulta Beauty, Inc. (a)	159,000	53,392,200
		144,341,880
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	51,300	20,528,721

TOTAL CONSUMER DISCRETIONARY		517,898,882

ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	1,010,000	21,452,400
Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.	621,000	35,750,970
Hess Corp.	380,130	29,057,137
		64,808,107

TOTAL ENERGY		86,260,507

FINANCIALS - 12.0%
Banks - 4.0%
Wells Fargo & Co.	3,273,000	150,361,620
Capital Markets - 7.5%
Morgan Stanley	646,000	62,003,080
S&P Global, Inc.	505,294	216,629,644
		278,632,724
Insurance - 0.5%
Arthur J. Gallagher & Co.	141,000	19,642,710

TOTAL FINANCIALS		448,637,054

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 3.4%
Danaher Corp.	236,000	70,207,640
Stryker Corp.	215,000	58,252,100
		128,459,740
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	59,629	10,925,822
Thermo Fisher Scientific, Inc.	108,000	58,321,080
		69,246,902
Pharmaceuticals - 1.3%
Eli Lilly & Co.	177,000	43,099,500
Royalty Pharma PLC	164,900	6,299,180
		49,398,680

TOTAL HEALTH CARE		247,105,322

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.6%
The Boeing Co. (a)	168,000	38,048,640
Triumph Group, Inc. (a)	1,160,000	22,098,000
		60,146,640
Machinery - 0.6%
Chart Industries, Inc. (a)(b)	129,000	20,053,050
Road & Rail - 0.7%
Union Pacific Corp.	124,122	27,152,929

TOTAL INDUSTRIALS		107,352,619

INFORMATION TECHNOLOGY - 42.1%
IT Services - 9.5%
MasterCard, Inc. Class A	215,700	83,247,258
PayPal Holdings, Inc. (a)	695,000	191,493,350
Shopify, Inc. Class A (a)	9,000	13,511,542
Square, Inc. (a)	277,000	68,491,020
		356,743,170
Semiconductors & Semiconductor Equipment - 11.5%
Marvell Technology, Inc.	2,638,800	159,673,788
NVIDIA Corp.	944,000	184,070,560
ON Semiconductor Corp. (a)	2,149,000	83,939,940
		427,684,288
Software - 16.1%
Adobe, Inc. (a)	247,112	153,612,233
Intuit, Inc.	323,000	171,180,310
Microsoft Corp.	824,000	234,765,840
Zoom Video Communications, Inc. Class A (a)	111,000	41,969,100
		601,527,483
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,280,000	186,700,800

TOTAL INFORMATION TECHNOLOGY		1,572,655,741

MATERIALS - 4.4%
Chemicals - 3.4%
Linde PLC	159,000	48,875,010
Olin Corp.	1,653,000	77,740,590
		126,615,600
Metals & Mining - 1.0%
Cleveland-Cliffs, Inc. (a)(b)	1,590,000	39,750,000

TOTAL MATERIALS		166,365,600

TOTAL COMMON STOCKS
(Cost $2,269,456,183)		3,631,303,922

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.06% (c)	125,515,788	125,540,891
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	30,830,461	30,833,544
TOTAL MONEY MARKET FUNDS
(Cost $156,374,435)		156,374,435
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,425,830,618)		3,787,678,357
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(54,096,672)
NET ASSETS - 100%		$3,733,581,685

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,492
Fidelity Securities Lending Cash Central Fund	37,450
Total	$59,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$57,170,189	$1,033,358,415	$964,990,242	$2,831	$(302)	$125,540,891	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	25,956,458	724,048,193	719,171,107	--	--	30,833,544	0.1%
Total	$83,126,647	$1,757,406,608	$1,684,161,349	$2,831	$(302)	$156,374,435

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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